Condensed Consolidated Statement of Changes in Stockholders Deficit - USD ($)	Series A Preferred Stock [Member] Preferred Stock [Member]	Common Class A Stock [Member] Common Stock [Member]	Common Class B Stock [Member] Common Stock [Member]	Common Stock Class A Shares To Be Issued [Member] Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 5,217,800	$ 16,757,079		$ 22,000	$ 2,412,969	$ (29,797,906)	$ (5,388,058)
Beginning balance, shares at Dec. 31, 2019	2	844,468,378		1,122,311
Warrants issued for services - related parties					2,794,696		2,794,696
Warrants issued for services					50,763		50,763
Imputed interest - related party					58,817		58,817
Beneficial conversion feature					864,000		864,000
Net loss						(4,971,277)	(4,971,277)
Exercise of warrants in exchange for stock		$ 365,157			(365,157)
Exercise of warrants in exchange for stock, shares		9,941,623
Contributed capital - related party					17,495		17,495
Ending balance, value at Dec. 31, 2020	$ 5,217,800	$ 17,122,236		$ 22,000	5,833,583	(34,769,183)	(6,573,564)
Ending balance, shares at Dec. 31, 2020	2	854,410,001		1,122,311
Warrants issued for services - related parties					105,095		105,095
Warrants issued for services					15,858		15,858
Imputed interest - related party					20,429		20,429
Beneficial conversion feature					450,000		450,000
Net loss						(940,662)	(940,662)
Cancellations of warrants					(42,707)		(42,707)
Exercise of warrants in exchange for stock		$ 381,317			(292,533)		88,784
Exercise of warrants in exchange for stock, shares		2,336,794
Ending balance, value at Mar. 31, 2021	$ 5,217,800	$ 17,503,553		$ 22,000	6,089,725	(35,709,845)	(6,876,767)
Ending balance, shares at Mar. 31, 2021	2	856,746,795		1,122,311
Beginning balance, value at Dec. 31, 2020	$ 5,217,800	$ 17,122,236		$ 22,000	5,833,583	(34,769,183)	(6,573,564)
Beginning balance, shares at Dec. 31, 2020	2	854,410,001		1,122,311
Warrants issued for services - related parties					556,276		556,276
Warrants issued for services					86,709		86,709
Convertible debt conversion into common stock ($0.0744 - $0.1540/Sh)		$ 4,461,931					4,461,931
Convertible debt conversion into common stock, shares		64,671,915
Imputed interest - related party					82,851		82,851
Beneficial conversion feature					3,670,000		3,670,000
Net loss						(8,045,803)	(8,045,803)
Cancellations of warrants					(42,707)		(42,707)
Exercise of warrants in exchange for stock		$ 558,865			(292,533)		266,332
Exercise of warrants in exchange for stock, shares		5,296,250
Common stock issued for services		$ 242,100					242,100
Common stock issued for services, shares		3,000,000
Ending balance, value at Dec. 31, 2021	$ 5,217,800	$ 22,385,132		$ 22,000	9,894,179	(42,814,986)	(5,295,875)
Ending balance, shares at Dec. 31, 2021	2	927,378,166		1,122,311
Warrants issued for services - related parties					53,699		53,699
Warrants issued for services					7,842		7,842
Exercise of warrants in exchange for cash		$ 739,864					739,864
Exercise of warrants in exchange for cash, shares		11,097,959
Convertible debt conversion into common stock ($0.0744 - $0.1540/Sh)		$ 796,301					796,301
Convertible debt conversion into common stock, shares		12,428,919
Imputed interest - related party					18,385		18,385
Beneficial conversion feature					625,003		625,003
Net loss						(1,046,679)	(1,046,679)
Ending balance, value at Mar. 31, 2022	$ 5,217,800	$ 23,921,297		$ 22,000	$ 10,599,108	$ (43,861,665)	$ (4,101,460)
Ending balance, shares at Mar. 31, 2022	2	950,905,044		1,122,311